AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 81.5%
Common Stocks — 66.6%
Aerospace & Defense — 1.7%
Airbus SE (France)	2,083	$179,555
BAE Systems PLC (United Kingdom)	86,922	763,734
CAE, Inc. (Canada)*	8,181	125,497
Dassault Aviation SA (France)	1,054	119,915
General Dynamics Corp.	1,153	244,632
Lockheed Martin Corp.	2,101	811,595
Northrop Grumman Corp.	1,549	728,526
Raytheon Technologies Corp.	18,113	1,482,730
		4,456,184
Air Freight & Logistics — 0.7%
DSV A/S (Denmark)	1,745	204,423
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	3,600	182,984
United Parcel Service, Inc. (Class B Stock)	9,369	1,513,468
		1,900,875
Airlines — 0.0%
Delta Air Lines, Inc.*	3,020	84,741
Auto Components — 0.2%
Aptiv PLC*	3,834	299,857
Bridgestone Corp. (Japan)	5,600	181,109
Continental AG (Germany)	1,956	86,794
Lear Corp.	436	52,185
		619,945
Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	9,665	655,070
Stellantis NV	104,557	1,235,074
Tesla, Inc.*	3,768	999,462
Thor Industries, Inc.	1,293	90,484
Toyota Motor Corp. (Japan)	6,600	86,265
		3,066,355
Banks — 3.4%
Bank of America Corp.	56,812	1,715,723
BNP Paribas SA (France)	7,824	330,480
Canadian Imperial Bank of Commerce (Canada)	2,823	123,559
Comerica, Inc.	2,520	179,172
Commonwealth Bank of Australia (Australia)	11,283	656,388
DBS Group Holdings Ltd. (Singapore)	44,500	1,029,435
FinecoBank Banca Fineco SpA (Italy)	9,678	119,528
First Horizon Corp.	12,930	296,097
FNB Corp.	7,964	92,382
ING Groep NV (Netherlands)	59,218	507,405
Intesa Sanpaolo SpA (Italy)	167,413	276,736
JPMorgan Chase & Co.	8,228	859,826
Mitsubishi UFJ Financial Group, Inc. (Japan)	54,100	245,080
NatWest Group PLC (United Kingdom)	241,412	601,290
Popular, Inc. (Puerto Rico)	1,762	126,970
Prosperity Bancshares, Inc.	881	58,745
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom)	100,208	$626,757
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,400	898,176
U.S. Bancorp	6,112	246,436
		8,990,185
Beverages — 1.5%
Anheuser-Busch InBev SA/NV (Belgium)	2,281	103,322
Budweiser Brewing Co. APAC Ltd. (China), 144A	73,300	190,877
Diageo PLC (United Kingdom)	13,930	586,363
Kirin Holdings Co. Ltd. (Japan)	7,100	109,381
Monster Beverage Corp.*	7,378	641,591
PepsiCo, Inc.	8,317	1,357,833
Pernod Ricard SA (France)	4,441	814,720
Suntory Beverage & Food Ltd. (Japan)	3,400	121,003
		3,925,090
Biotechnology — 1.2%
AbbVie, Inc.	4,174	560,193
Amgen, Inc.	1,481	333,817
Argenx SE (Netherlands), ADR*	589	207,947
CSL Ltd. (Australia)	2,612	475,037
Exelixis, Inc.*	3,340	52,371
Gilead Sciences, Inc.	939	57,927
Moderna, Inc.*	4,317	510,485
Regeneron Pharmaceuticals, Inc.*	1,175	809,422
Swedish Orphan Biovitrum AB (Sweden)*	7,795	150,654
Vertex Pharmaceuticals, Inc.*	371	107,419
Zai Lab Ltd. (China), ADR*	1,899	64,946
		3,330,218
Building Products — 0.4%
Builders FirstSource, Inc.*	4,193	247,052
Carlisle Cos., Inc.	202	56,643
Cie de Saint-Gobain (France)	19,369	692,550
Owens Corning	2,363	185,755
		1,182,000
Capital Markets — 2.2%
3i Group PLC (United Kingdom)	44,996	540,287
Affiliated Managers Group, Inc.	735	82,210
Bank of New York Mellon Corp. (The)	7,723	297,490
Carlyle Group, Inc. (The)	3,558	91,939
Cboe Global Markets, Inc.	536	62,910
Charles Schwab Corp. (The)	7,029	505,174
CME Group, Inc.	958	169,690
Deutsche Boerse AG (Germany)	5,767	945,366
Evercore, Inc. (Class A Stock)	853	70,159
FactSet Research Systems, Inc.	929	371,702
Lazard Ltd. (Class A Stock)(a)	1,672	53,220
London Stock Exchange Group PLC (United Kingdom)	5,938	501,458
LPL Financial Holdings, Inc.	1,939	423,633
A1

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
MSCI, Inc.	196	$82,671
S&P Global, Inc.	2,178	665,052
SBI Holdings, Inc. (Japan)	6,300	113,054
SEI Investments Co.	2,544	124,783
Singapore Exchange Ltd. (Singapore)	16,000	104,966
UBS Group AG (Switzerland)	45,118	654,570
		5,860,334
Chemicals — 1.7%
Air Products & Chemicals, Inc.	2,271	528,530
BASF SE (Germany)	2,941	112,871
CF Industries Holdings, Inc.	5,098	490,683
Covestro AG (Germany), 144A	3,702	105,846
Givaudan SA (Switzerland)	52	157,092
ICL Group Ltd. (Israel)	29,124	233,413
Linde PLC (United Kingdom)	1,995	540,112
LyondellBasell Industries NV (Class A Stock)	6,274	472,307
Mosaic Co. (The)	2,910	140,640
Nissan Chemical Corp. (Japan)	4,600	205,499
Nitto Denko Corp. (Japan)	6,500	351,947
Novozymes A/S (Denmark) (Class B Stock)	1,084	54,473
OCI NV (Netherlands)	4,702	172,148
PPG Industries, Inc.	3,390	375,239
Sherwin-Williams Co. (The)	1,600	327,600
Shin-Etsu Chemical Co. Ltd. (Japan)	1,500	148,435
Symrise AG (Germany)	1,025	99,950
Tosoh Corp. (Japan)	8,100	90,277
Westlake Corp.	642	55,777
		4,662,839
Commercial Services & Supplies — 0.3%
Cintas Corp.	215	83,461
Dai Nippon Printing Co. Ltd. (Japan)	8,100	162,277
Rentokil Initial PLC (United Kingdom)	63,408	336,093
Republic Services, Inc.	1,855	252,354
		834,185
Communications Equipment — 0.6%
Arista Networks, Inc.*	610	68,863
Cisco Systems, Inc.	19,400	776,000
F5, Inc.*	445	64,405
Motorola Solutions, Inc.	2,989	669,446
		1,578,714
Construction Materials — 0.3%
CRH PLC (Ireland)	14,329	460,704
Martin Marietta Materials, Inc.	1,047	337,228
		797,932
Consumer Finance — 0.4%
American Express Co.	5,722	771,955
Credit Acceptance Corp.*	167	73,146
Synchrony Financial	5,253	148,082
		993,183
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.0%
Packaging Corp. of America	1,030	$115,659
Distributors — 0.0%
Genuine Parts Co.	635	94,818
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	738	60,701
H&R Block, Inc.	4,019	170,968
		231,669
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	4,305	1,149,521
Eurazeo SE (France)	1,983	103,476
ORIX Corp. (Japan)	6,800	95,261
Sofina SA (Belgium)	712	122,883
		1,471,141
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	25,999	398,825
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	35,250	57,623
Cellnex Telecom SA (Spain), 144A	3,871	119,407
Deutsche Telekom AG (Germany)	14,263	242,780
Nippon Telegraph & Telephone Corp. (Japan)	48,300	1,302,763
		2,121,398
Electric Utilities — 1.3%
Acciona SA (Spain)	1,120	196,847
American Electric Power Co., Inc.	4,742	409,946
Edison International	7,887	446,246
EDP - Energias de Portugal SA (Portugal)	101,925	442,356
Elia Group SA/NV (Belgium)	1,479	174,036
Endesa SA (Spain)	5,598	84,080
Exelon Corp.	15,118	566,320
Iberdrola SA (Spain)	28,919	269,646
NRG Energy, Inc.(a)	5,770	220,818
Power Assets Holdings Ltd. (Hong Kong)	60,000	300,766
Red Electrica Corp. SA (Spain)	18,405	282,436
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	26,000	83,112
		3,476,609
Electrical Equipment — 0.8%
Acuity Brands, Inc.	842	132,590
Eaton Corp. PLC	4,140	552,110
Emerson Electric Co.	2,762	202,234
Fuji Electric Co. Ltd. (Japan)	5,800	212,575
Nidec Corp. (Japan)	2,400	134,343
Prysmian SpA (Italy)	4,729	135,457
Schneider Electric SE	3,707	418,708
Vertiv Holdings Co.	29,399	285,758
		2,073,775
Electronic Equipment, Instruments & Components — 1.1%
Avnet, Inc.	2,368	85,532

A2

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hirose Electric Co. Ltd. (Japan)	1,400	$183,602
Jabil, Inc.	3,278	189,173
Keyence Corp. (Japan)	1,855	613,190
Keysight Technologies, Inc.*	422	66,406
TDK Corp. (Japan)	5,000	154,352
TE Connectivity Ltd. (Switzerland)	12,370	1,365,153
Yokogawa Electric Corp. (Japan)	10,300	162,268
		2,819,676
Energy Equipment & Services — 0.2%
Schlumberger NV	11,918	427,856
Entertainment — 0.7%
Electronic Arts, Inc.	1,982	229,337
Netflix, Inc.*	2,270	534,449
Nintendo Co. Ltd. (Japan)	11,000	443,677
Sea Ltd. (Singapore), ADR*(a)	3,220	180,481
Square Enix Holdings Co. Ltd. (Japan)	1,500	64,652
Walt Disney Co. (The)*	3,061	288,744
World Wrestling Entertainment, Inc. (Class A Stock)(a)	1,052	73,819
		1,815,159
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	2,239	480,713
Apartment Income REIT Corp.	3,837	148,185
Equinix, Inc.	701	398,757
First Industrial Realty Trust, Inc.	3,202	143,482
Goodman Group (Australia)	16,603	167,803
Klepierre SA (France)*	9,621	167,264
National Retail Properties, Inc.	3,361	133,969
Omega Healthcare Investors, Inc.	5,191	153,083
Public Storage	2,678	784,145
Segro PLC (United Kingdom)	41,049	342,507
Vicinity Centres (Australia)	96,057	107,102
Weyerhaeuser Co.	11,296	322,614
		3,349,624
Food & Staples Retailing — 0.7%
Albertson’s Cos., Inc. (Class A Stock)	3,930	97,700
Coles Group Ltd. (Australia)	15,635	164,830
Costco Wholesale Corp.	135	63,756
Jeronimo Martins SGPS SA (Portugal)	7,566	140,905
Koninklijke Ahold Delhaize NV (Netherlands)	24,248	617,631
Kroger Co. (The)	16,073	703,194
		1,788,016
Food Products — 1.4%
Archer-Daniels-Midland Co.	794	63,877
Danone SA (France)	5,177	244,796
Hershey Co. (The)	1,452	320,122
Nestle SA	21,463	2,321,381
Tyson Foods, Inc. (Class A Stock)	5,161	340,265
WH Group Ltd. (Hong Kong), 144A (original cost $287,322; purchased 06/02/22 - 08/16/22 )(f)	369,000	232,079
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Yakult Honsha Co. Ltd. (Japan)	5,900	$342,582
		3,865,102
Gas Utilities — 0.1%
National Fuel Gas Co.	2,145	132,025
Osaka Gas Co. Ltd. (Japan)	16,900	254,784
		386,809
Health Care Equipment & Supplies — 2.1%
Alcon, Inc. (Switzerland) (XSWX)(a)	3,948	229,321
Alcon, Inc. (Switzerland) (NYSE)(a)	8,820	513,148
Becton, Dickinson & Co.	2,216	493,791
BioMerieux (France)	1,870	147,917
Dexcom, Inc.*	5,050	406,727
Edwards Lifesciences Corp.*	1,398	115,517
Hologic, Inc.*	6,021	388,475
Hoya Corp. (Japan)	5,903	568,805
IDEXX Laboratories, Inc.*	1,339	436,246
Intuitive Surgical, Inc.*	2,470	462,977
Olympus Corp. (Japan)	34,643	666,453
QuidelOrtho Corp.*	1,208	86,348
ResMed, Inc.	277	60,469
Sonova Holding AG (Switzerland)	1,912	420,756
Straumann Holding AG (Switzerland)	960	87,802
Stryker Corp.	2,260	457,740
Zimmer Biomet Holdings, Inc.	566	59,175
		5,601,667
Health Care Providers & Services — 2.1%
Centene Corp.*	1,140	88,703
Cigna Corp.	265	73,530
CVS Health Corp.	6,306	601,403
Elevance Health, Inc.	2,818	1,280,048
Humana, Inc.	124	60,164
McKesson Corp.	2,575	875,165
Molina Healthcare, Inc.*	213	70,256
Sonic Healthcare Ltd. (Australia)	10,240	199,733
UnitedHealth Group, Inc.	4,888	2,468,636
		5,717,638
Health Care Technology — 0.0%
M3, Inc. (Japan)	2,000	55,844
Hotels, Restaurants & Leisure — 0.7%
Booking Holdings, Inc.*	100	164,321
Choice Hotels International, Inc.	783	85,754
Compass Group PLC (United Kingdom)	40,061	797,711
Domino’s Pizza, Inc.	569	176,504
La Francaise des Jeux SAEM (France), 144A (original cost $223,964; purchased 11/04/21 - 08/16/22 )(f)	4,723	140,103
McDonald’s Corp.	1,677	386,951
Yum! Brands, Inc.	1,111	118,144
		1,869,488

A3

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	40,277	$152,224
NVR, Inc.*	23	91,703
Persimmon PLC (United Kingdom)	3,581	48,975
Sekisui House Ltd. (Japan)	14,000	231,872
Sony Group Corp. (Japan)	1,900	122,387
Taylor Wimpey PLC (United Kingdom)	73,488	71,558
		718,719
Household Products — 0.4%
Colgate-Palmolive Co.	7,706	541,346
Kimberly-Clark Corp.	475	53,457
Procter & Gamble Co. (The)	2,712	342,390
		937,193
Independent Power & Renewable Electricity Producers — 0.1%
RWE AG (Germany)	5,057	185,875
Vistra Corp.	2,399	50,379
		236,254
Industrial Conglomerates — 0.5%
3M Co.	2,947	325,644
CK Hutchison Holdings Ltd. (United Kingdom)	99,500	547,872
Honeywell International, Inc.	1,852	309,228
Siemens AG (Germany)	937	91,585
		1,274,329
Insurance — 2.1%
AIA Group Ltd. (Hong Kong), ADR(a)	15,632	517,106
American Financial Group, Inc.	1,605	197,303
Assured Guaranty Ltd.	1,421	68,847
Chubb Ltd.	2,142	389,587
Japan Post Insurance Co. Ltd. (Japan)	8,900	124,654
Legal & General Group PLC (United Kingdom)	161,796	386,204
Marsh & McLennan Cos., Inc.	3,878	578,947
Medibank Private Ltd. (Australia)	125,553	280,631
MetLife, Inc.	2,591	157,481
Progressive Corp. (The)	3,782	439,506
Sampo OYJ (Finland) (Class A Stock)	3,821	163,125
Tokio Marine Holdings, Inc. (Japan)	30,600	543,858
Travelers Cos., Inc. (The)	2,432	372,582
Unum Group	4,882	189,422
W.R. Berkley Corp.	2,638	170,362
Zurich Insurance Group AG (Switzerland)	2,835	1,130,175
		5,709,790
Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)*	20,677	1,977,755
Alphabet, Inc. (Class C Stock)*	9,275	891,791
Auto Trader Group PLC (United Kingdom), 144A	24,557	139,265
Meta Platforms, Inc. (Class A Stock)*	11,958	1,622,461
		4,631,272
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.*	31,316	$3,538,708
Delivery Hero SE (South Korea), 144A*	3,351	122,403
eBay, Inc.	5,062	186,332
Etsy, Inc.*	564	56,473
ZOZO, Inc. (Japan)	5,600	112,099
		4,016,015
IT Services — 2.3%
Accenture PLC (Class A Stock)	992	255,242
Adyen NV (Netherlands), 144A*	177	220,748
Amadeus IT Group SA (Spain)*	8,891	412,210
Amdocs Ltd.	2,996	238,032
Automatic Data Processing, Inc.	276	62,428
Cognizant Technology Solutions Corp. (Class A Stock)	1,809	103,909
Fujitsu Ltd. (Japan)	4,600	504,399
Gartner, Inc.*	722	199,770
Genpact Ltd.	4,392	192,238
Jack Henry & Associates, Inc.	1,765	321,707
Mastercard, Inc. (Class A Stock)	614	174,585
Paychex, Inc.	5,043	565,875
PayPal Holdings, Inc.*	6,975	600,338
VeriSign, Inc.*	329	57,147
Visa, Inc. (Class A Stock)(a)	11,317	2,010,465
Western Union Co. (The)	9,349	126,212
		6,045,305
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	2,400	156,404
Life Sciences Tools & Services — 1.0%
Eurofins Scientific SE (Luxembourg)	1,251	74,265
ICON PLC*	1,824	335,215
Mettler-Toledo International, Inc.*	542	587,593
QIAGEN NV (BATE)*	1,329	55,346
QIAGEN NV (NYSE)*	1,321	54,531
Sartorius Stedim Biotech (France)	485	148,767
Thermo Fisher Scientific, Inc.	1,827	926,636
Waters Corp.*	1,448	390,279
		2,572,632
Machinery — 1.7%
AGCO Corp.	700	67,319
Allison Transmission Holdings, Inc.	2,362	79,741
Atlas Copco AB (Sweden) (Class A Stock)	31,144	289,463
Atlas Copco AB (Sweden) (Class B Stock)	71,000	588,520
Deere & Co.	2,823	942,572
Illinois Tool Works, Inc.(a)	2,242	405,017
Komatsu Ltd. (Japan)	26,100	475,237
Lincoln Electric Holdings, Inc.	1,310	164,693
Mitsubishi Heavy Industries Ltd. (Japan)	14,300	475,608
NGK Insulators Ltd. (Japan)	10,700	133,180
Otis Worldwide Corp.	4,244	270,767
PACCAR, Inc.	1,897	158,760
Rational AG (Germany)	122	59,087

A4

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Sandvik AB (Sweden)	17,528	$238,934
Snap-on, Inc.	1,285	258,735
		4,607,633
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	140	247,347
ZIM Integrated Shipping Services Ltd. (Israel)(a)	3,622	85,117
		332,464
Media — 0.6%
Charter Communications, Inc. (Class A Stock)*(a)	1,377	417,713
Comcast Corp. (Class A Stock)	20,823	610,738
CyberAgent, Inc. (Japan)	6,300	53,047
DISH Network Corp. (Class A Stock)*(a)	22,471	310,774
Informa PLC (United Kingdom)	21,980	125,635
Nexstar Media Group, Inc.(a)	435	72,580
		1,590,487
Metals & Mining — 1.0%
ArcelorMittal SA (Luxembourg)	17,369	345,614
Barrick Gold Corp. (Canada)	9,415	145,932
BHP Group Ltd. (Australia)	48,104	1,195,776
Fortescue Metals Group Ltd. (Australia)	10,438	112,056
Glencore PLC (Australia)	14,197	74,605
Nucor Corp.	3,040	325,250
Rio Tinto Ltd. (Australia)	8,246	498,820
		2,698,053
Multiline Retail — 0.1%
Dollar Tree, Inc.*	439	59,748
Macy’s, Inc.	6,806	106,650
Next PLC (United Kingdom)	2,331	123,720
		290,118
Multi-Utilities — 0.8%
DTE Energy Co.	4,523	520,371
E.ON SE (Germany)	37,335	286,837
Engie SA (France)	9,976	114,823
National Grid PLC (United Kingdom)	7,776	80,047
Sempra Energy	8,461	1,268,642
		2,270,720
Oil, Gas & Consumable Fuels — 3.0%
APA Corp.	4,384	149,889
BP PLC (United Kingdom)	118,217	564,887
Chesapeake Energy Corp.(a)	3,377	318,147
Chevron Corp.	8,125	1,167,319
ConocoPhillips	12,042	1,232,378
Devon Energy Corp.	1,012	60,851
Diamondback Energy, Inc.	447	53,846
Enterprise Products Partners LP, MLP	32,538	773,754
Equinor ASA (Norway)	18,469	609,084
Exxon Mobil Corp.	6,319	551,712
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
OMV AG (Austria)	2,209	$79,951
Repsol SA (Spain)	43,518	500,033
Shell PLC (Netherlands)	10,899	270,382
Suncor Energy, Inc. (Canada)	9,415	265,134
TotalEnergies SE (France)	15,589	731,351
Valero Energy Corp.	7,836	837,277
		8,165,995
Personal Products — 1.0%
Beiersdorf AG (Germany)	1,421	139,631
Haleon PLC (United Kingdom)*	70,735	220,549
Haleon PLC (United Kingdom), ADR*(a)	54,640	332,758
L’Oreal SA (France)	5,491	1,755,704
Shiseido Co. Ltd. (Japan)	6,163	215,996
		2,664,638
Pharmaceuticals — 3.9%
Astellas Pharma, Inc. (Japan)	12,800	169,565
AstraZeneca PLC (United Kingdom)	2,056	226,015
Bayer AG (Germany)	7,883	363,206
Daiichi Sankyo Co. Ltd. (Japan)	9,600	268,328
GSK PLC	78,284	1,130,633
Ipsen SA (France)	1,705	157,798
Johnson & Johnson	3,970	648,539
Merck & Co., Inc.	15,206	1,309,541
Novo Nordisk A/S (Denmark) (Class B Stock)	18,350	1,827,987
Orion OYJ (Finland) (Class B Stock)	4,824	203,127
Pfizer, Inc.	20,254	886,315
Roche Holding AG (Bearer Shares)	518	202,347
Roche Holding AG (Genusschein)	6,357	2,069,412
Sanofi (France)	3,892	296,362
Zoetis, Inc.	5,453	808,625
		10,567,800
Professional Services — 0.9%
Persol Holdings Co. Ltd. (Japan)	3,600	66,594
Randstad NV (Netherlands)	5,506	237,644
Recruit Holdings Co. Ltd. (Japan)	11,287	325,129
RELX PLC (United Kingdom)	10,935	267,205
Robert Half International, Inc.	2,606	199,359
Teleperformance (France)	1,187	301,123
Thomson Reuters Corp. (Canada)	2,802	287,634
Wolters Kluwer NV (Netherlands)	6,788	660,972
		2,345,660
Real Estate Management & Development — 0.3%
Fastighets AB Balder (Sweden) (Class B Stock)*	28,812	115,008
Jones Lang LaSalle, Inc.*	786	118,741
LEG Immobilien SE (Germany)	3,304	197,215
Mitsui Fudosan Co. Ltd. (Japan)	12,500	238,125
Nomura Real Estate Holdings, Inc. (Japan)	5,500	124,213
Sino Land Co. Ltd. (Hong Kong)	82,000	107,857
		901,159

A5

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail — 0.5%
Avis Budget Group, Inc.*(a)	723	$107,337
Canadian Pacific Railway Ltd. (Canada)	7,453	497,514
Hertz Global Holdings, Inc.*(a)	5,695	92,715
Kintetsu Group Holdings Co. Ltd. (Japan)	8,000	266,350
Ryder System, Inc.	1,206	91,041
Uber Technologies, Inc.*	14,165	375,372
		1,430,329
Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV (Netherlands) (XAMS)	1,467	607,747
ASML Holding NV (Netherlands) (XNGS)	674	279,946
Broadcom, Inc.	280	124,323
Disco Corp. (Japan)	300	66,136
Intel Corp.	21,863	563,410
KLA Corp.	185	55,987
Micron Technology, Inc.	9,049	453,355
NVIDIA Corp.	5,864	711,831
QUALCOMM, Inc.	7,281	822,607
SolarEdge Technologies, Inc.*	516	119,433
STMicroelectronics NV (Singapore)	27,248	846,793
SUMCO Corp. (Japan)	15,800	184,087
Texas Instruments, Inc.	7,882	1,219,976
Tokyo Electron Ltd. (Japan)	1,500	369,592
		6,425,223
Software — 4.9%
Adobe, Inc.*	1,283	353,082
Atlassian Corp. PLC (Class A Stock)*	2,879	606,289
Cadence Design Systems, Inc.*	6,652	1,087,136
Check Point Software Technologies Ltd. (Israel)*	2,823	316,232
Citrix Systems, Inc.	583	60,632
Dassault Systemes SE (France)	2,740	94,599
Elastic NV*	1,779	127,625
Fair Isaac Corp.*	614	252,974
Fortinet, Inc.*	15,763	774,436
Manhattan Associates, Inc.*	1,526	203,004
Microsoft Corp.	23,729	5,526,484
Nemetschek SE (Germany)	2,457	116,626
Nice Ltd. (Israel), ADR*(a)	1,043	196,334
Oracle Corp.	4,383	267,670
Palo Alto Networks, Inc.*	6,117	1,001,903
Sage Group PLC (The) (United Kingdom)	42,689	328,987
Salesforce, Inc.*	4,562	656,198
Splunk, Inc.*	4,143	311,554
Synopsys, Inc.*	705	215,385
Teradata Corp.*	2,532	78,644
Trend Micro, Inc. (Japan)	1,200	64,635
Unity Software, Inc.*(a)	2,930	93,350
WiseTech Global Ltd. (Australia)	3,427	111,969
Workday, Inc. (Class A Stock)*(a)	2,483	377,962
		13,223,710
	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	2,415	$377,561
AutoNation, Inc.*(a)	969	98,712
AutoZone, Inc.*	291	623,302
Home Depot, Inc. (The)	2,610	720,203
Industria de Diseno Textil SA (Spain)	24,765	511,066
JD Sports Fashion PLC (United Kingdom)	42,350	46,656
Lithia Motors, Inc.	234	50,205
Penske Automotive Group, Inc.(a)	670	65,948
Tractor Supply Co.	1,908	354,659
Ulta Beauty, Inc.*	1,033	414,429
USS Co. Ltd. (Japan)	4,800	74,132
Williams-Sonoma, Inc.(a)	1,289	151,909
		3,488,782
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	30,717	4,245,089
Canon, Inc. (Japan)	9,800	214,057
HP, Inc.	9,939	247,680
Seiko Epson Corp. (Japan)	8,500	116,063
		4,822,889
Textiles, Apparel & Luxury Goods — 1.2%
adidas AG (Germany)	993	114,156
Burberry Group PLC (United Kingdom)	17,928	358,121
Burberry Group PLC (United Kingdom), ADR(a)	7,900	156,657
Dr. Martens PLC (United Kingdom)	24,426	59,847
EssilorLuxottica SA (France)	2,386	324,312
Hermes International (France)	104	122,316
Lululemon Athletica, Inc.*	376	105,115
LVMH Moet Hennessy Louis Vuitton SE (France)	2,277	1,342,462
NIKE, Inc. (Class B Stock)	4,900	407,288
Pandora A/S (Denmark)	4,202	196,512
		3,186,786
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	7,508	96,253
New York Community Bancorp, Inc.	6,134	52,323
		148,576
Tobacco — 0.3%
Altria Group, Inc.	7,809	315,327
Imperial Brands PLC (United Kingdom)	22,403	460,670
Swedish Match AB (Sweden)	5,935	58,708
		834,705
Trading Companies & Distributors — 0.8%
Ashtead Group PLC (United Kingdom)	2,038	91,526
Marubeni Corp. (Japan)	6,700	58,461
Mitsubishi Corp. (Japan)	37,900	1,036,573
MonotaRO Co. Ltd. (Japan)	5,558	85,287
W.W. Grainger, Inc.(a)	1,569	767,539
		2,039,386

A6

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	30,400	$888,783
T-Mobile US, Inc.*	839	112,568
		1,001,351

Total Common Stocks (cost $212,631,428)		178,899,105
Unaffiliated Fund — 14.9%
Western Asset Core Plus Bond	4,361,098	39,947,661
(cost $48,597,957)

Total Long-Term Investments (cost $261,229,385)		218,846,766

Short-Term Investments — 19.9%
Affiliated Mutual Funds — 18.6%
PGIM Core Ultra Short Bond Fund(wa)	44,401,549	44,401,549
PGIM Institutional Money Market Fund (cost $5,630,198; includes $5,606,524 of cash collateral for securities on loan)(b)(wa)	5,633,998	5,630,054

Total Affiliated Mutual Funds (cost $50,031,747)		50,031,603
Unaffiliated Funds — 1.3%
Dreyfus Treasury Securities Cash Management (Institutional Shares)	1,341,482	1,341,482
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	2,087,675	2,087,675

Total Unaffiliated Funds (cost $3,429,157)		3,429,157

Total Short-Term Investments (cost $53,460,904)		53,460,760

TOTAL INVESTMENTS—101.4% (cost $314,690,289)		272,307,526

Liabilities in excess of other assets(z) — (1.4)%		(3,782,525)

Net Assets — 100.0%		$268,525,001

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
LP	Limited Partnership
MLP	Master Limited Partnership
NYSE	New York Stock Exchange
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange
XSWX	SIX Swiss Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,466,813; cash collateral of $5,606,524 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $511,286. The aggregate value of $372,182 is 0.1% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
257	S&P 500 E-Mini Index	Dec. 2022	$46,279,275	$(2,099,273)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7